Document and Entity Information	3 Months Ended
Mar. 31, 2021
Entity Listings [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Sandbridge Acquisition Corp
Entity Central Index Key	0001816708
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false